Summary of Significant Accounting Principles - Change in Accounting Estimate (Details) - Nonrefundable Fees and Other Costs, Prepayment Method - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Accounting Estimate [Line Items]
Increase (decrease) in net interest income	$ (141)	$ 989	$ (1,500)
Increase (decrease) in gains on sales of debt securities	47	127	109
Increase (decrease) in net income	$ (52)	$ 687	$ (892)
Increase (decrease) in earnings per diluted share	$ 0.00	$ 0.06	$ (0.07)
Cumulative effect of change in retained earnings			$ (980)